Share-Based Compensation Plans - Additional Information (Detail) $ / shares in Units, $ in Millions	12 Months Ended
	Sep. 30, 2019 USD ($) $ / shares shares	Sep. 30, 2018 USD ($) $ / shares	Sep. 30, 2017 USD ($) Employees $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of additional employees to participate in plan | Employees			2
Shares held in employee stock option plan, allocated (in shares) | shares	39,225,429.54
Shares issued and outstanding to LLC (in shares) | shares | shares	28,685,481
Deferred Compensation Share-based Arrangements, Liability, Current and Noncurrent	$ 211
Deferred Compensation Share-based Arrangements, Liability, Current	$ 108
Weighted-average grant date intrinsic value of share awards (in usd per share) | $ / shares	$ 3.13	$ 3.12	$ 2.93
Non-cash compensation expense	$ 50	$ 62	$ 70
Free cash flow compensation expense	15	19	30
Dividend expense related to equity units	7	27	2
Unrecognized compensation costs	$ 16	$ 18	$ 34
Total compensation of unvested awards expected to be recognized, weighted average period	1 year
Matching Equity Units Vesting Years
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share awards vesting period	2 years
Deferred Equity Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares held in employee stock option plan, allocated (in shares) | shares	19,612,714.77
Awards settled (in shares) | shares	209,773.90
Cash paid to settle awards	$ 1
Weighted-average grant date intrinsic value of share awards (in usd per share) | $ / shares	$ 0	$ 0
Fair value of deferred equity units (in usd per share) | $ / shares	$ 7.71	6.37	$ 5.07
Fractional Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards settled (in shares) | shares	4,127,959.63
Cash paid to settle awards	$ 26
Matching Equity Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares held in employee stock option plan, allocated (in shares) | shares	19,612,714.77
Awards settled (in shares) | shares	217,312.42
Cash paid to settle awards	$ 1
Weighted-average grant date intrinsic value of share awards (in usd per share) | $ / shares	$ 0	$ 0
Minimum | Deferred Equity Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share awards vesting period	1 year
Maximum | Deferred Equity Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share awards vesting period	7 years